Annual Total Returns - Treasury Only Portfolio [BarChart] - 03.31 FIMM Funds Class 3 Combo PRO-11 - Treasury Only Portfolio - Class III	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.46%
Annual Return 2018	1.46%
Annual Return 2019	1.79%
Annual Return 2020	0.26%
Annual Return 2021	0.01%